Fair Value Measurements (Reconciliation of fair value measurements using significant unobservable inputs (level 3)) (Details) - Available-for-sale investments [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	¥ 77,093	¥ 0
Initial investments		36,810
Additional investments	352,008
Additional investments obtained from conversion of ordinary shares	40,538
Change in fair value	15,869	40,283
Currency translation adjustment	28,486
Ending balance	¥ 513,994	¥ 77,093